Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 2,924,019	$ 4,170,897	$ 1,479,166
Prepaid expenses and other current assets	193,875	66,749	7,995
Inventories (Note 3)	992,547	185,804	121,994
Current Assets	4,110,441	4,423,450	1,609,155
Fixed Assets, net of accumulated depreciation (Notes 4 and 5)	7,092,954	7,004,890	3,763,332
Other Assets (Notes 5 and 6)	590,740	411,316	529,863
TOTAL ASSETS	11,794,135	11,839,656	5,902,350
Current Liabilities
Accounts payable (Note 4)	825,622	543,226
Accounts payable and accrued liabilities (Note 4)		854,684	804,138
Notes payable, net of discount (Note 7)			700,015
Contingent stock liability (Notes 7 and 8)			677,000
Contingent warrant liability (Notes 7, 8 and 10)			585,000
Accrued and other current liabilities (Note 15)	574,057	311,458
Warrant liability (Notes 8 and 10)	1,513,187	1,151,838
Total Current Liabilities	2,912,866	2,006,522	2,766,153
Deferred Tax Liability	192,000	192,000
Total Liabilities	3,104,866	2,198,522	2,766,153
Commitments and Contingencies (Note 15)
Subsequent Events (Note 16)
Stockholders’ Equity:
Preferred stock, $.0001 par value; 1,000,000 shares authorized; 1 share issued and outstanding
Common stock, $.0001 par value; 100,000,000, shares authorized; 11,655,936 shares issued and outstanding (2022: 9,407,415)	1,166	941	519
Common stock subscription receivable			(32,500)
Additional paid-in capital	28,154,012	24,733,306	13,835,882
Accumulated other comprehensive income	559,112	214,253
Accumulated deficit	(20,025,021)	(15,307,366)	(10,667,704)
Total Stockholders’ Equity	8,689,269	9,641,134	3,136,197
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 11,794,135	$ 11,839,656	$ 5,902,350